CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash Flows (Used In) Provided By Operating Activities
Net loss for the period	$ (3,175,999)	$ (1,102,197)	$ (351,291)	$ (5,546,177)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization	26,284	320	18	26,580
Foreign exchange loss	0	0	18,456	226,512
Stock-based compensation	195,399	0	0	195,399
Changes in operating assets and liabilities:
Accounts receivable	(330,875)	(49,407)	(373)	(380,655)
Prepaid expenses	(49,510)	0	0	(49,510)
Inventory	(179,294)	(117,088)	0	(296,382)
Due to and from related parties	109,309	626,933	122,954	841,527
Accrued dividends payable	23,891	0	0	23,891
Accounts payable and accrued liabilities	74,252	49,121	42,002	434,449
Net Cash Provided by (Used in) Operating Activities	(3,306,543)	(592,318)	(168,234)	(4,524,366)
Investing Activities
Subsidiary cash upon acquisition	0	0	0	15,465
Purchase of property and equipment	(59,732)	(41,873)	(41)	(101,604)
Net Cash Provided by (Used in) Investing Activities	(59,732)	(41,873)	(41)	(86,139)
Financing Activities
Proceeds from share issuances	1,217,002	1,385,000	0	2,678,002
Proceeds from notes payable	1,000,000	111,950	167,240	1,661,078
Proceeds from preferred shares	1,000,000	0	0	1,000,000
Net Cash Provided by (Used in) Financing Activities	3,217,002	1,496,950	167,240	5,339,080
Net (Decrease) Increase In Cash	(149,273)	862,759	(1,035)	728,575
Cash, Beginning Of Period	877,848	15,089	16,124	0
Cash, End Of Period	728,575	877,848	15,089	728,575
Non-cash Financing Activities
Common stock issued to settle debt	403,211	0	581,630	984,841
Supplemental Disclosure of Cash Flow Information
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0